Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.00%
Aerospace & Defense–2.21%
Textron, Inc.	197,810	$16,756,485
Air Freight & Logistics–3.21%
FedEx Corp.	100,937	24,355,089
Broadline Retail–3.02%
eBay, Inc.	558,156	22,923,467
Building Products–3.28%
Johnson Controls International PLC	471,974	24,868,310
Cable & Satellite–1.70%
Charter Communications, Inc., Class A(b)	34,863	12,924,063
Casinos & Gaming–3.99%
Las Vegas Sands Corp.	618,546	30,259,270
Communications Equipment–3.05%
Cisco Systems, Inc.	461,192	23,142,615
Diversified Banks–12.80%
Bank of America Corp.	1,043,577	35,492,054
Fifth Third Bancorp	640,162	21,919,147
Wells Fargo & Co.	792,676	39,776,481
		97,187,682
Electrical Components & Equipment–3.22%
Emerson Electric Co.	266,390	24,435,955
Food Distributors–3.99%
Sysco Corp.	374,380	30,298,573
Health Care Equipment–3.62%
Medtronic PLC	313,701	27,461,386
Health Care Services–3.09%
CVS Health Corp.	315,419	23,457,711
Household Products–2.18%
Kimberly-Clark Corp.	137,100	16,584,987
Integrated Oil & Gas–8.82%
Chevron Corp.	155,875	22,980,651
Shell PLC, ADR (Netherlands)(c)	175,136	11,017,806
Suncor Energy, Inc. (Canada)	994,536	32,939,032
		66,937,489
Interactive Media & Services–4.72%
Alphabet, Inc., Class A(b)	113,958	15,965,516
Meta Platforms, Inc., Class A(b)	50,858	19,841,740
		35,807,256
IT Consulting & Other Services–1.68%
DXC Technology Co.(b)	583,644	12,723,439
Shares		Value
Managed Health Care–3.82%
Elevance Health, Inc.	58,706	$28,967,889
Multi-line Insurance–3.25%
American International Group, Inc.	355,381	24,702,533
Packaged Foods & Meats–2.31%
Kraft Heinz Co. (The)	471,814	17,518,454
Pharmaceuticals–8.89%
Merck & Co., Inc.	259,854	31,385,166
Sanofi S.A., ADR	722,972	36,076,303
		67,461,469
Regional Banks–5.49%
Citizens Financial Group, Inc.	1,274,962	41,691,257
Semiconductors–1.95%
Intel Corp.	344,621	14,846,273
Soft Drinks & Non-alcoholic Beverages–3.60%
Keurig Dr Pepper, Inc.	870,250	27,360,660
Systems Software–3.11%
Microsoft Corp.	59,391	23,612,674
Total Common Stocks & Other Equity Interests (Cost $627,252,626)		736,284,986
Money Market Funds–2.76%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	7,328,146	7,328,146
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)	5,249,754	5,252,904
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	8,375,023	8,375,023
Total Money Market Funds (Cost $20,952,031)		20,956,073
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $648,204,657)		757,241,059
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.12%
Invesco Private Government Fund, 5.29%(d)(e)(f)	255,650	255,650
Invesco Private Prime Fund, 5.52%(d)(e)(f)	631,721	632,163
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $887,813)		887,813
TOTAL INVESTMENTS IN SECURITIES–99.88% (Cost $649,092,470)		758,128,872
OTHER ASSETS LESS LIABILITIES—0.12%		917,580
NET ASSETS–100.00%		$759,046,452

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,164,368	$48,466,991	$(50,303,213)	$-	$-	$7,328,146	$559,036
Invesco Liquid Assets Portfolio, Institutional Class	6,560,689	34,619,279	(35,930,867)	1,504	2,299	5,252,904	406,030
Invesco Treasury Portfolio, Institutional Class	10,473,564	55,390,846	(57,489,387)	-	-	8,375,023	629,834
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	25,411,986	(25,156,336)	-	-	255,650	26,152*
Invesco Private Prime Fund	-	62,458,522	(61,827,824)	-	1,465	632,163	73,563*
Total	$26,198,621	$226,347,624	$(230,707,627)	$1,504	$3,764	$21,843,886	$1,694,615

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$736,284,986	$—	$—	$736,284,986
Money Market Funds	20,956,073	887,813	—	21,843,886
Total Investments	$757,241,059	$887,813	$—	$758,128,872
Invesco Comstock Select Fund